Major Events During the Period (Details)	Apr. 06, 2021 USD ($) shares	Feb. 10, 2021 USD ($) shares	Feb. 02, 2021 $ / shares shares	Feb. 10, 2021 ILS (₪)	Feb. 10, 2021 USD ($)
Major Events During the Period (Details) [Line Items]
Net amount				₪ 41,448	$ 12,836
RSUs vested	30,000
Number of directors	6
Vesting period	3 years
Exercise price, description	(i) $6.95, which is the greater of (x) 130% of the average closing price on Nasdaq during the 30 trading days prior to board approval and (y) 130% of the weighted average closing price on Nasdaq during the 30 calendar days prior to board approval), and (ii) 100% of the weighted average closing price on Nasdaq in the 30 calendar days prior to shareholder approval. The options, which would include the ability to exercise on a cashless basis, would vest in equal monthly installments during a period of three (3) years commencing one (1) month following the date of shareholder approval and would become fully vested, in accordance with the terms of the grant, on April 6, 2024. The options would be subject to accelerated vesting and would become immediately exercisable in the event of a change of control. In addition, the options would have a term of ten (10) years following the date of shareholder approval and, to the extent the options are vested, such vested options would continue to be exercisable during such term in the event of termination of service to the Company without cause.
Restricted stock ,description	The Company will issue to the new CEO 600,000 restricted share units (the “RSUs”) under the Company’s 2018 Israeli Share Option Plan, which will vest over a period of five years, 20% to vest each year on the anniversary date of the commencement date, and would become fully vested, in accordance with the terms of the grant, on March 2, 2026. The ADSs underlying the RSUs may not be sold by Mr. Reichman during the term of his employment.
Shareholders, description	Mr. Mark Germain (130,710 options), Prof. Avner Rotman (20,000 options), Mr. Adi Raviv (18,000 options), Prof. George H. Lowell (20,000 options), Dr. Morris Laster (18,000 options), Dr. Yael Margolin (18,000 options) and Mr. Isaac Devash (18,000 options)
Articles of Association [Member]
Major Events During the Period (Details) [Line Items]
Additional shares	1,100,000,000
Foregoing Directors [Member]
Major Events During the Period (Details) [Line Items]
Vesting period	10 years
ADs [Member]
Major Events During the Period (Details) [Line Items]
Sale of stock			2,434,783
Public offering price per share (in Dollars per share) | $ / shares			$ 4.95
Options to purchase	150,000
Share capital equivalent (in Dollars) | $	$ 45,000,000
Ordinary shares	1,800,000,000
ADs [Member] | Articles of Association [Member]
Major Events During the Period (Details) [Line Items]
Share capital equivalent (in Dollars) | $	$ 27,500,000
Over-Allotment Option [Member]
Major Events During the Period (Details) [Line Items]
Additional sale of stock		365,217
Exercise price (in Dollars) | $		$ 13,800